AUGUST 8, 2019

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2019, AS SUPPLEMENTED MAY 29, 2019

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)	Effective immediately, under the heading “Hartford Dividend and Growth HLS Fund Summary Section – Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Edward P. Bousa, CFA*	Senior Managing Director and Equity Portfolio Manager	2000
Matthew G. Baker	Senior Managing Director and Equity Portfolio Manager	2004
Nataliya Kofman	Managing Director and Equity Portfolio Manager	2006
Mark E. Vincent	Managing Director and Equity Research Analyst	2009

*	Edward P. Bousa, CFA announced his plan to retire, and effective June 30, 2020, he will no longer serve as a portfolio manager for the Fund. Mr. Bousa’s portfolio management responsibilities will transition to Mr. Baker in the months leading up to his departure.

(2)	Effective immediately, under the heading “Hartford Growth Opportunities HLS Fund Summary Section – Management” in the above referenced Statutory Prospectus, the following footnote is added next to Mr. Carmen’s name in the portfolio manager table:

*	Effective March 1, 2020, Michael T. Carmen, CFA will no longer serve as a portfolio manager for the Fund. Mr. Carmen’s portfolio management responsibilities will transition to Mr. Mortimer in the months leading up to his departure.

(3)	Effective immediately, under the heading “The Investment Manager and Sub-Adviser – Portfolio Managers – Dividend and Growth HLS Fund,” the following information is added:

Nataliya Kofman, Managing Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2019 and has been involved in securities analysis for the Fund since 2006. Ms. Kofman joined Wellington Management as an investment professional in 2006.

This Supplement should be retained with your Statutory Prospectus for future reference.

HV-7493	August 2019

AUGUST 8, 2019

SUPPLEMENT TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

DATED MAY 1, 2019

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).

1.	Mr. William P. Johnston, who has served as a member of the Board of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (the “Companies”) since 2005 and served as Chairman of the Companies since 2015, is retiring in September 2019. In connection with Mr. Johnston’s retirement, the Board has appointed Mr. Lynn S. Birdsong as Chairman.

2.	Under the heading “FUND MANAGEMENT,” the information for Laura S. Quade in the Officers and Interested Directors table is deleted.

3.	Under the heading “PORTFOLIO MANAGERS – OTHER ACCOUNTS MANAGED OR SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added under Dividend and Growth HLS Fund:

FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Dividend and Growth HLS Fund
Nataliya Kofman*
Other Registered Investment Companies	1	$639.8	1	$639.8
Other Pooled Investment Vehicles	4	$189.2	2	$91.4
Other Accounts	7	$1,594	1	$356

*	Information as of June 30, 2019

4.	Under the heading “PORTFOLIO MANAGERS – EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information for Ms. Kofman is added:

PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Nataliya Kofman*	Dividend and Growth HLS Fund	None

*	Ms. Kofman became a portfolio manager to the Dividend and Growth HLS Fund effective August 8, 2019. The information in the chart is as of June 30, 2019.

This Supplement should be retained with your SAI for future reference.